Shareholder Report, Line Graph (Details) 191873_Congress Large Cap Growth ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Aug. 21, 2023	Oct. 31, 2025
Congress Large Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Congress Large Cap Growth ETF NAV
Accumulated Value	$ 13,253	$ 9,705	$ 10,000	$ 15,888
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	13,191	9,558	10,000	$ 16,021
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Total Return
Accumulated Value	$ 13,906	$ 9,672	$ 10,000	$ 18,150